STOCK COMPENSATION PLANS - SCHEDULE OF COMPENSATION EXPENSE AND INCOME TAX BENEFITS FOR STOCK-BASED COMPENSATION PROGRAMS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Pre-tax compensation expense	$ 51,061	$ 54,785	$ 51,533
Related income tax benefit	$ 13,684	$ 17,148	$ 17,109